Condensed Consolidated and Combined Statements of Comprehensive Income - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of Comprehensive Income [Abstract]
Net income attributable to GE HealthCare	$ 372	$ 389	$ 1,916	$ 2,247	$ 13,846
Net (income) loss attributable to noncontrolling interests	(11)	(13)	(51)	(46)	(51)
Net income	383	402	1,967	2,293	13,897
Other comprehensive income (loss):
Currency translation adjustments – net of taxes	57	(153)	(878)	(326)	1,062
Benefit plans – net of taxes	(65)	(5)	58	80	130
Investment securities and cash flow hedges – net of taxes	(39)	24	(23)	48	(9)
Other comprehensive income (loss)	(47)	(134)	(843)	(198)	1,183
Comprehensive income	336	268	1,124	2,095	15,080
Comprehensive (income) attributable to noncontrolling interests	(11)	(13)	(51)	(46)	(51)
Comprehensive income attributable to GE HealthCare	$ 325	$ 255	$ 1,073	$ 2,049	$ 15,029